Summary of Principal Accounting Policies - Schedule of Financial Statement Amounts and Balances of the Group’s VIEs (Details) - Variable Interest Entity [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($)
ASSETS
Cash and cash equivalents	¥ 6,399		¥ 7,491		$ 899
Short-term investment	1,891		2,032		266
Accounts receivable, net	23,455		36,276		3,295
Advances to suppliers	2,516		6,706		353
Other current assets	948		798		133
Restricted Cash, non-current	5,000		5,000		702
Property and equipment, net	6		6		1
Operating lease right-of-use asset	551		568		77
Total assets	40,766		58,877		5,726
LIABILITIES
Accounts payable	29,480		36,797		4,141
Taxes payable	1,552		1,457		218
Accrued expenses and other current liabilities	8,825		8,625		1,240
Advance from customer	17				2
Operating lease liabilities, current	199		122		28
Operating lease liabilities, noncurrent	353		431		50
Total liabilities	40,426		47,432		$ 5,679
Total net revenues	359,925	$ 50,558	288,369
Net loss	(11,104)	(1,560)	(4,496)
Net cash provided by (used in) operating activities	(1,233)	(173)	2,479
Net cash (used in ) provided by investing activities	140	20	(694)
Net cash provided by financing activities